Notes to the Consolidated Financial Statements Notes to the Consolidated Financial Statements - Narrative (Details)	12 Months Ended
Dec. 31, 2019 business_unit
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of business units	2